Cash and Cash Equivalent Balances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents in domestic accounts	$ 192,468	$ 152,373
Cash and cash equivalents in foreign accounts	85,762	95,239
Total	$ 278,230	$ 247,612	$ 316,337	$ 394,795